Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (60,903)	$ 24,128	$ 20,544
Other comprehensive income
Unrealized (losses) gains on translation of consolidated financial statements to U.S. dollar reporting currency	(2,854)	(1,216)	3,280
Unrealized gains on translation of foreign subsidiaries to Canadian dollar functional currency, net of income taxes of $92 ($281 and $394 for the years ended March 31, 2015 and March 31, 2014, respectively)	813	5,774	3,993
Reclassification of cumulative currency translation adjustments relating to liquidated subsidiary to Other income, net of income taxes of $0 for the year ended March 31, 2015		(422)
Total other comprehensive (loss) income	(2,041)	4,136	7,273
Total comprehensive (loss) income	$ (62,944)	$ 28,264	$ 27,817